Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Loss and the Weighted Average Number of Ordinary Shares

The loss and the weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2024	2023	2022
Numerator:
Net loss	$1,545	$600	$779
Interest accrued on preferred shares	60	69	44
Total loss attributed to ordinary shares	1,605	669	823

Denominator:
Number of ordinary shares used in computing basic and diluted net loss per share	2,991,193	2,030,327	1,305,635
Net loss per ordinary share, basic and diluted	$0.5	$0.3	$0.6